Revenue (Details) - Schedule of storage rental income miscellaneous income - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule Of Storage Rental Income Miscellaneous Income Abstract
Storage rental income	$ 27,405,640	$ 16,413,047	$ 77,577,633	$ 37,467,396	$ 23,754,376	$ 13,397,209	$ 5,694,418	$ 62,995
Miscellaneous income	473,092	1,282,098	2,039,396	1,681,878			423,094
Ancillary services	520,640	5,424,589	1,923,747	2,612,341	1,877,913	1,193,181	269,836	26,598
Total revenue	$ 28,399,372	$ 23,119,734	$ 81,540,776	$ 41,761,615	$ 27,191,176	$ 15,885,219	$ 6,387,348	$ 89,593